Employee Defined Contribution Plan	12 Months Ended
Dec. 31, 2012
Employee Defined Contribution Plan [Abstract]
Employee Defined Contribution Plan
Note 12 – Employee Defined Contribution Plan

    In 2004, the Company established an employee deferred contribution plan. The plan requires 12 consecutive months of service and a minimum of 500 hours of service for participation. The Plan provides for employer matching of 50% of the employee contribution and discretionary contributions. Employees can contribute up to the maximum allowable under the Internal Revenue Service Code Section 401(k). The amount contributed by the Company for the years ended December 31, 2012 and 2011 was $8,942 and $8,885, respectively.